9 CAPITAL STOCK: Schedule of Broker Unit Options (Details) - Broker Unit Options	12 Months Ended	24 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Number of share options outstanding in share-based payment arrangement at beginning of period	1,785,818	0
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.55	$ 0
Number of share options granted in share-based payment arrangement		1,785,818
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.55
Number of share options outstanding in share-based payment arrangement at end of period	0	1,785,818
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0	$ 0.55
Number of share options expired in share-based payment arrangement	(1,785,818)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.55